T. Rowe Price California Tax-Free Bond Fund

T. Rowe Price California Tax-Free Money Fund

T. Rowe Price Georgia Tax-Free Bond Fund

T. Rowe Price Intermediate Tax-Free High Yield Fund

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund

T. Rowe Price Maryland Tax-Free Bond Fund

T. Rowe Price Maryland Tax-Free Money Fund

T. Rowe Price New Jersey Tax-Free Bond Fund

T. Rowe Price New York Tax-Free Bond Fund

T. Rowe Price New York Tax-Free Money Fund

T. Rowe Price Tax-Efficient Equity Fund

T. Rowe Price Tax-Exempt Money Fund

T. Rowe Price Tax-Free High Yield Fund

T. Rowe Price Tax-Free Income Fund

T. Rowe Price Tax-Free Short-Intermediate Fund

T. Rowe Price Virginia Tax-Free Bond Fund

Supplement to Each Fund’s Prospectus, Dated July 1, 2018, as supplemented.

In section 3, under “Available Share Classes,” the following sentence is added to the disclosure relating to Investor Class shares:

You may also incur brokerage commissions and other charges when buying or selling Investor Class shares through a financial intermediary.

The date of this supplement is May 23, 2019.

G09-041 5/23/19